Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of June 2013

Collection Period Start	1-Jun-13	Distribution Date	15-Jul-13
Collection Period End	30-Jun-13	30/360 Days	30
Beg. of Interest Period	17-Jun-13	Actual/360 Days	28
End of Interest Period	15-Jul-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,054,216,867.47	395,655,034.86	361,921,925.75	0.3433088
Total Securities		1,054,216,867.47	395,655,034.86	361,921,925.75	0.3433088
Class A-1 Notes	0.227950%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.700000%	100,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.381200%	250,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.040000%	339,000,000.00	158,438,167.39	124,705,058.28	0.3678615
Class A-4 Notes	1.240000%	58,000,000.00	58,000,000.00	58,000,000.00	1.0000000
Certificates	0.000000%	179,216,867.47	179,216,867.47	179,216,867.47	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	33,733,109.11	137,313.08	99.5076965	0.4050533
Class A-4 Notes	0.00	59,933.33	0.0000000	1.0333333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	33,733,109.11	197,246.41

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				4,900,438.00
Monthly Interest				2,008,510.55
Total Monthly Payments				6,908,948.55

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				250,840.36
Aggregate Sales Proceeds Advance				9,032,382.38
Total Advances				9,283,222.74

Vehicle Disposition Proceeds:
Reallocation Payments				17,895,192.20
Repurchase Payments				1,765,336.52
Net Auction Proceeds				0.00
Recoveries
Net Liquidation Proceeds				11,647,331.58
Excess Wear and Tear and Excess Mileage				184,652.61
Remaining Payoffs				0.00
Net Insurance Proceeds				383,904.04
Residual Value Surplus				495,249.40
Total Collections				48,563,837.64

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	11,254,055.01			711
Involuntary Repossession	96,103.00			7
Voluntary Repossession	10,538.00			1
Full Termination	6,506,598.34			404
Bankruptcy	27,897.85			1
Insurance Payoff		380,274.26		17
Customer Payoff			143,761.12	8
Grounding Dealer Payoff			8,588,700.78	440
Dealer Purchase			2,562,612.61	119
Total	17,895,192.20	380,274.26	11,295,074.51	1,708

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of June 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	21,945	436,883,768.03	7.00000%	395,655,034.86
Total Depreciation Received		(5,950,411.27)		(5,404,567.73)
Principal Amount of Gross Losses	(26)	(593,128.02)		(550,702.59)
Repurchase / Reallocation	(106)	(1,893,487.32)		(1,765,336.52)
Early Terminations	(535)	(10,414,425.70)		(9,262,363.90)
Scheduled Terminations	(945)	(18,427,925.63)		(16,750,138.37)
Pool Balance - End of Period	20,333	399,604,390.09		361,921,925.75

Remaining Pool Balance
Lease Payment				48,495,193.67
Residual Value				313,426,732.08
Total				361,921,925.75

III. DISTRIBUTIONS

Total Collections					48,563,837.64
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					48,563,837.64

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					204,454.16
3. Reimbursement of Sales Proceeds Advance					11,588,523.41
4. Servicing Fee:
Servicing Fee Due					329,712.53
Servicing Fee Paid					329,712.53
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					12,122,690.10

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					137,313.08

Class A-3 Notes Monthly Interest Paid					137,313.08
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of June 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	59,933.33

Class A-4 Notes Monthly Interest Paid	59,933.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	197,246.41
Total Note and Certificate Monthly Interest Paid	197,246.41
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	36,243,901.13

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	33,733,109.11

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	33,733,109.11
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,510,792.02

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of June 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,271,084.34
Required Reserve Account Amount		15,813,253.01
Beginning Reserve Account Balance		15,813,253.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,813,253.01
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		2,510,792.02
Gross Reserve Account Balance		18,324,045.03
Remaining Available Collections Released to Seller		2,510,792.02
Total Ending Reserve Account Balance		15,813,253.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		6.89
Monthly Prepayment Speed		74%
Lifetime Prepayment Speed		82%

	$	units
Recoveries of Defaulted and Casualty Receivables	566,488.66
Securitization Value of Defaulted Receivables and Casualty Receivables	550,702.59	26
Aggregate Defaulted and Casualty Gain (Loss)	15,786.07
Pool Balance at Beginning of Collection Period	395,655,034.86
Net Loss Ratio	0.0040%

Cumulative Net Losses for all Periods	-0.0050%	(52,730.98)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,557,539.92	149
61-90 Days Delinquent	556,199.76	34
91-120+ Days Delinquent	89,112.48	6
Total Delinquent Receivables:	3,202,852.16	189
60+ Days Delinquencies as Percentage of Receivables	0.16%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	17,760,653.35	1,112
Securitization Value	18,430,062.15
Aggregate Residual Gain (Loss)	(669,408.80)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	203,026,706.94	12,491
Cumulative Securitization Value	209,747,086.79
Cumulative Residual Gain (Loss)	(6,720,379.85)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		16,744,680.92
Reimbursement of Outstanding Advance		11,588,523.41
Additional Advances for current period		9,032,382.38
Ending Balance of Residual Advance		14,188,539.89

Beginning Balance of Payment Advance		465,838.64
Reimbursement of Outstanding Payment Advance		204,454.16
Additional Payment Advances for current period		250,840.36
Ending Balance of Payment Advance		512,224.84

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of June 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No